NYSE Regulation

10013064

Received SEC
JUL 26 2010
Washington, DC 20549

CERTNYS
001-32955

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

July 26, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 26, 2010 the NYSE Amex LLC (the "Exchange") received from Houston American Energy Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
cl

Jamie Patturelli
Assistant Director, Corporate Compliance